Schedule of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total revenues	$ 2,545	$ 61	$ 16
AUSTRALIA
IfrsStatementLineItems [Line Items]
Total revenues	94	53
NETHERLANDS
IfrsStatementLineItems [Line Items]
Total revenues			16
UNITED STATES
IfrsStatementLineItems [Line Items]
Total revenues		8
NORWAY
IfrsStatementLineItems [Line Items]
Total revenues	$ 2,451